Consolidated Statements of Operations $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 CAD / shares
Revenues	$ 600,194	$ 554,751
Costs and expenses:
Cost of operations	457,743	427,536
General and administrative	61,897	54,749
Non-cash stock compensation	3,967	4,170
Acquisition expenses	192	3
Depreciation and depletion expense	48,008	47,757
Amortization expense	3,153	3,374
Impairment of oil and gas assets	1,638
Total operating expenses	576,598	537,589
Income from operations	23,596	17,162
Interest expense	14,513	17,412
Foreign currency loss (gain)	1,147	(136)
Unrealized gain on foreign currency exchange contracts		(83)
Non-cash loss (gain) on US$ 6.25% Convertible Debentures conversion feature	177	(231)
Other income, net	(1,127)	(3,481)
Income before income taxes and equity in net (loss) income of unconsolidated investment	8,886	3,681
Equity in net (loss) income of unconsolidated investment	(11)	58
Income tax provision	2,838	84
Net income	$ 6,037	$ 3,655
Weighted average number of shares outstanding-basic | shares	95,495,357	87,345,708
Weighted average number of shares outstanding-diluted | shares	110,098,439	108,824,430
Basic and diluted net income per common share | $ / shares	$ 0.06	$ 0.04
Dividends declared per common share | (per share)	$ 0.44	$ 0.11	CAD 0.42